Note 34 - Income Taxes - Items where no Deferred Tax Assets were recognized (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Items where no Deferred Tax Assets were recognized
Deductible temporary differences	[1]	€ (39)	€ (36)
Not expiring	[1]	(4,945)	(5,119)
Expiring in subsequent period	[1]	(2)	(28)
Expiring after subsequent period	[1]	(77)	(55)
Unused tax losses	[1]	(5,024)	(5,202)
Expiring after subsequent period	[1]	0	0
Unused tax credits	[1]	€ (1)	€ (1)

[1]	Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.